SIGNIFICANT CONCENTRATIONS (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplier One Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	37.00%	43.00%	30.00%
Supplier Two Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	23.00%	25.00%	24.00%
Supplier Three Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.00%	11.00%	12.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.00%	12.00%	81.00%
Accounts Payable [Member] | Supplier One Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	23.00%	55.00%	19.00%
Accounts Payable [Member] | Supplier Two Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	18.00%	16.00%